Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Schedule of Estimated Discount Rate in nominal terms on weighted average cost of capital basis (Details)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Estimated Discount Rate in nominal terms on weighted average cost of capital basis	9.37%	9.70%	10.05%	10.40%	10.75%	11.12%